Segment information (Tables)	9 Months Ended
Sep. 30, 2013
Interest Revenue (Expense), Net [Abstract]
Segment Reporting Information Interest Revenue [Text Block]
The following are included in segment (loss)/income:

Interest revenue
South Africa	11	17
Continental Africa	2	5
Australasia	1	1
Americas	8	5
Other, including Corporate and Non-gold producing subsidiaries	2	2
Total interest revenue	24	30

Segment Reporting Information Interest Expense [Text Block]
Interest expense
South Africa	12	3
Continental Africa	2	2
Australasia	16	1
Americas	3	2
Other, including Corporate and Non-gold producing subsidiaries	176	143
Total interest expense	209	151

Reconciliation from Segment Totals to Consolidated [Abstract]
Segment assets
	At September 30,	At December 31,
	2013	2012
	(unaudited)
	(in US Dollars, millions)

Segment assets
South Africa	3,068	3,570
Continental Africa (1)	3,581	4,752
Australasia	1,129	1,007
Americas	2,472	2,894
Other, including Corporate and Non-gold producing subsidiaries	520	879
Total segment assets	10,770	13,102

(1) Includes the following which have been classified as assets held for sale:

Navachab	143	-

Reconciliation Of Operating Profit Loss From Segments To Consolidated Abstract
Reconciliation Of Operating Profit Loss From Segments To Consolidated [Text Block]

Reconciliation of segment (loss)/income to Net (loss)/income - attributable to AngloGold Ashanti
Segment total	(1,995)	1,780
Exploration costs	(206)	(267)
General and administrative expenses	(176)	(213)
Market development costs	(5)	(6)
Non-hedge derivative gain and movement on bonds	350	174
Taxation benefit/(expense)	155	(555)
Noncontrolling interests	14	(13)
Net (loss)/income - attributable to AngloGold Ashanti	(1,863)	900

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information, Equity Income (Loss) In Associates [Text Block]
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)
Equity income/(loss) in associates
South Africa	5	-
Continental Africa	(165)	42
Americas	(3)	-
Other, including Corporate and Non-gold producing subsidiaries	(7)	(24)
Total equity (loss)/income in associates	(170)	18

Segment Reporting Information, Income (Loss) before Income Taxes [Abstract]
Segment income/(loss)
Segment income/(loss)
South Africa	276	583
Continental Africa	(1,583)	730
Australasia	(54)	87
Americas	(198)	535
Other, including Corporate and Non-gold producing subsidiaries	(436)	(155)
Total segment (loss)/income	(1,995)	1,780

Segments, Geographical Areas [Abstract]
Revenues by area
	Nine months ended September 30,
	2013	2012
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Revenues by area
South Africa	1,412	1,701
Continental Africa	1,553	1,964
Australasia	249	335
Americas	1,098	1,243
Other, including Corporate and Non-gold producing subsidiaries	13	16
	4,325	5,259
Less: Equity method investments included above	(190)	(246)
Total revenues	4,135	5,013